PARENT ONLY INFORMATION - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income / (loss)	$ (9,590)	$ (56,582)	$ 13,454
Prepaid expenses and other current assets	(423)	1,412	(2,837)
Accrued expenses and other current liabilities	4,276	32,537	15,808
Net cash provided by / (used in) operating activities	(20,715)	35,826	(1,771)
Net cash (used in) / provided by investing activities	(1,078)	2,051	(1,743)
Issuance of ordinary shares from treasury shares	45	0	268
Net cash used in financing activities	(2,295)	(43)	(1,320)
Net (decrease) / increase in cash, cash equivalents and restricted cash	(24,088)	37,834	(4,834)
Cash, cash equivalents and restricted cash at beginning of year	94,568	59,602	65,529
Cash, cash equivalents and restricted cash at end of year	71,704	94,568	59,602
LightInTheBox Holding Co., Ltd.
Net income / (loss)	(9,590)	(56,582)	13,129
Share of (loss) / income from subsidiaries and VIEs	8,368	54,348	(16,179)
Prepaid expenses and other current assets	30	101	5
Accrued expenses and other current liabilities	(72)	(95)	(465)
Net cash provided by / (used in) operating activities	(1,264)	(2,228)	(3,510)
Changes in amounts due from subsidiaries and VIEs	4,205	2,244	3,230
Net cash (used in) / provided by investing activities	4,205	2,244	3,230
Issuance of ordinary shares from treasury shares	45	0	268
Repurchase of ordinary shares	(2,296)	0	0
Net cash used in financing activities	(2,251)	0	268
Net (decrease) / increase in cash, cash equivalents and restricted cash	690	16	(12)
Cash, cash equivalents and restricted cash at beginning of year	82	66	78
Cash, cash equivalents and restricted cash at end of year	$ 772	$ 82	$ 66